Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income tax
Beginning Balance	$ (63,215)	$ (49,928)
Additions	(41,712)	(16,471)
Ending Balance	$ (104,927)	$ (66,399)